SHARE-BASED PAYMENTS - Summary of the activity for the restricted shares issued under the share award scheme (Details) - 2013 Share Award Scheme - Restricted Shares	12 Months Ended
Dec. 31, 2023 $ / shares shares
SHARE-BASED PAYMENTS
Number of shares - Outstanding at beginning | shares	30,148,902
Number of shares - Vested | shares	(9,271,339)
Number of shares - Forfeited | shares	(7,740,183)
Number of shares - Outstanding at ending | shares	13,137,380
Number of shares - Expected to vest | shares	13,137,380
Weighted-average grant date fair value - Outstanding at beginning | $ / shares	$ 1.33
Weighted-average grant date fair value - Vested | $ / shares	1.08
Weighted-average grant date fair value - Forfeited | $ / shares	1.45
Weighted-average grant date fair value - Outstanding at ending | $ / shares	1.22
Weighted-average grant date fair value - Expected to vest | $ / shares	$ 1.22